Basis of preparation and significant accounting policies - Additional Information (Detail) - IFRS 16 [member] € in Millions	Jan. 01, 2019 EUR (€)
Disclosure of significant accounting policies [line items]
Weighted-average rate applied on lease payment	7.50%
Additional lease liability related to its headquarter offices as well as R&D and manufacturing facilities	€ 3.9
Increase in right-of-use assets	3.0
Net investment in leases	0.9
No effect resulted on the balance of accumulated deficit	€ 0.0